General (Waha Transaction) (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified		0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012 item	Nov. 11, 2010 AerVenture [Member]	Dec. 31, 2010 AerVenture [Member]	Nov. 30, 2010 AerVenture [Member]	Nov. 11, 2010 Waha [Member]	Nov. 11, 2010 Waha's 10-Aircraft Portfolio [Member]	Nov. 11, 2010 Waha's 4-Aircraft Portfolio [Member]
Investment [Line Items]
Consideration paid, shares issued					29,800,000
Cash received for shares issued					$ 105
Ownership percentage		50.00%	50.00%
Equity investment, ownership percentage				50.00%		40.00%	50.00%
Number of aircraft	212